Basis of Presentation and General Information - Additional Information (Details) - $ / shares	Jun. 30, 2025	Dec. 31, 2024	May 07, 2024
Schedule of Capitalization, Equity [Line Items]
Share capital of registered shares			100
Par value	$ 0.001	$ 0.001	$ 0.001
BH Cape Holdings Pte. Ltd.
Schedule of Capitalization, Equity [Line Items]
Ownership percentage		50.00%